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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number: ___________
  This Amendment (Check only one):   [  ] is a restatement.
                                     [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Starwood Capital Group Management, L.L.C.
Address:  591 West Putnam Avenue
          Greenwich, CT 06830

Form 13F File Number:  028-12188

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Maria J. D'Avanzo
Title:    Chief Compliance Officer
Phone:    203-422-7775

Signature, Place, and Date of Signing:

        /s/ Maria J. D'Avanzo            Greenwich, CT        November 14, 2008
       -----------------------           [City, State]             [Date]
             [Signature]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Mangers Reporting for this Manager:

Form 13F File Number       Name
--------------------       ------------------------------------
028-12189                  Starwood Real Estate Securities, LLC

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   2

Form 13F Information Table Value Total:   $6,590
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     NONE

                           FORM 13F INFORMATION TABLE

                                                                                                                VOTING AUTHORITY
                                                      VALUE      SH OR     SH/   PUT/  INVESTMENT   OTHER    ----------------------
    NAME OF ISSUER      TITLE OF CLASS    CUSIP      (x$1000)   PRN AMT    PRN   CALL  DISCRETION  MANAGERS   SOLE    SHARED  NONE
----------------------  --------------  ----------  ---------  ---------  -----  ----  ----------  --------  -------  ------  ----
Riviera Holdings Corp.        Com        769627100  $   6,569    893,770   SH             SOLE               893,770
iStar Financial Inc.          Com        45031U101  $      21      7,996   SH             SOLE                 7,996